Property and Equipment - Schedule of Property and Equipment (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Land improvements	$ 0.1	$ 0.1
Land Improvements
Property Plant And Equipment [Line Items]
Useful lives	8 years	8 years